SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life (in years)	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life (in years)	10 years	10 years
Office equipment [Member] | Minimum [Member]
Estimated useful life (in years)	3 years	3 years
Office equipment [Member] | Maximum [Member]
Estimated useful life (in years)	5 years	5 years